FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Assets and Liablities Measured at Fair Value Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives liabilities	$ 3	$ 56
Total liabilities	3	56
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives liabilities
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives liabilities	3	56
Total liabilities	3	56
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives liabilities
Total liabilities